INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories
Inventory, net of the allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence as of June 30, 2024 and December 31, 2023, is comprised of the following:

	June 30, 2024	December 31, 2023
Finished products	4,971	5,372
Production in process	4,720	4,741
Raw materials	5,677	6,334
Manufacturing supplies, spare parts and other [1]	2,322	2,312
Total	17,690	18,759
1.Manufacturing supplies, spare parts and other consist of spare parts of 1.8 billion and manufacturing and other of 0.5 billion as of June 30, 2024. Manufacturing supplies, spare parts and other consist of spare parts of 1.7 billion and manufacturing and other of 0.6 billion as of December 31, 2023.